Fees Summary	Nov. 19, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $17,953,000.00 .
Narrative - Max Aggregate Offering Price	$ 17,953,000.00